Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment	12 Months Ended
Dec. 31, 2021
Data Miners [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Data Miners [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	12 months
Data Miners [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	36 months
Equipment [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Equipment [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	36 months
Equipment [Member] | Top of Range [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	120 months
Leasehold Improvement [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Amortization period	120 months
Building [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Amortization period	480 months